GROUP INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GROUP INCOME STATEMENT
Revenue	$ 4,560	$ 5,138	$ 4,904
Cost of goods sold	(1,396)	(1,338)	(1,298)
Gross profit	3,164	3,800	3,606
Selling, general and administrative expenses	(2,562)	(2,693)	(2,497)
Research and development expenses	(307)	(292)	(246)
Operating profit	295	815	863
Interest income	6	10	8
Interest expense	(62)	(65)	(59)
Other finance costs	(7)	(18)	(20)
Share of results of associates	14	1	(11)
Profit before taxation	246	743	781
Taxation	202	(143)	(118)
Attributable profit for the year	$ 448	$ 600	$ 663
Earnings per ordinary share
Basic	$ 51.300	$ 68.600	$ 76.000
Diluted	$ 51.200	$ 68.400	$ 75.700